Not FDIC Insured May Lose Value No Bank Guarantee
FGT-Q1PH

Schedules of Investments
(unaudited)
Franklin Emerging Market Debt Opportunities Fund 2
Franklin International Growth Fund 8
Notes to Schedules of Investments 10

Franklin Global Trust
Consolidated Schedule of Investments (unaudited), October 31, 2023
Franklin Emerging Market Debt Opportunities Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 55,882,058 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 5,561,052 —
—
Financial Services 0.0%
a,b,c
Astana Finance JSC, GDR, 144A ......................... Kazakhstan 193,625 —
Total Common Stocks (Cost $433,378) .........................................
—
Warrants
Warrants 3.0%
Financial Services 3.0%
d,e
Ukraine Government, VRI, GDP Linked Security, Senior Bond, Reg
S, 8/01/41 ......................................... Ukraine 2,000,000 838,700
a,b,f
Venezuela Government, Oil Value Recovery, 4/15/20 ........... Venezuela 925,920 437,369
1,276,069
Total Warrants (Cost $18,386,506) .............................................
1,276,069
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,c,f,g
Global Distressed Alpha Fund III LP ....................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $4,600,000) .......................
—
Principal
Amount
*
Quasi-Sovereign Bonds 8.7%
Capital Markets 1.0%
d
Huarong Finance II Co. Ltd. , Senior Bond , Reg S, 4.625% , 6/03/26 China 450,000 402,471
Financial Services 1.6%
a
Meridiam Eastern Europe Investments SAS , 8.85% , 6/10/28 ..... Turkey 678,571 EUR 679,541
a,c,e,h
Sphynx Capital Markets PCC (National Investment Bank of Ghana) ,
PTN , Secured Note , Reg S, Zero Cpn., 2/05/09 ............. Ghana 8,000,000 —
679,541
Municipal Bonds 2.2%
d
Provincia del Chubut Argentina , Senior Secured Bond , 144A, 7.75% ,
7/26/30 ........................................... Argentina 1,195,912 953,739
Oil, Gas & Consumable Fuels 2.4%
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 300,000 225,287
d
Heritage Petroleum Co. Ltd. , Senior Secured Note , 144A, 9% ,
8/12/29 ...........................................
Trinidad and
Tobago 400,000 416,200
d
KazMunayGas National Co. JSC , Senior Bond , 144A, 5.75% ,
4/19/47 ........................................... Kazakhstan 518,000 386,066
1,027,553
Transportation Infrastructure 1.5%
d,i
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ................................. Colombia 3,273,576,368 COP 648,193
Total Quasi-Sovereign Bonds (Cost $7,236,606) .................................
3,711,497

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 12.7%
Banks 2.0%
d
BOI Finance BV , Senior Note , 144A, 7.5% , 2/16/27 ............ Nigeria 600,000 EUR $ 539,564
d
Fidelity Bank plc , Senior Note , 144A, 7.625% , 10/28/26 ......... Nigeria 350,000 307,318
846,882
Broadline Retail 0.0%
a,d,j
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 4,842,864 —
a,d,j
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 2,133,302 —
—
Chemicals 0.9%
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 650,000 384,223
Electric Utilities 0.8%
d
Adani Electricity Mumbai Ltd. , Senior Secured Bond , 144A, 3.949% ,
2/12/30 ........................................... India 500,000 356,134
Food Products 1.3%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ........................................... Paraguay 700,000 568,954
Metals & Mining 1.3%
d,j
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
9.75% , 3/08/26 ..................................... South Africa 655,047 560,065
Oil, Gas & Consumable Fuels 4.0%
d
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ........................................... United States 100,000 99,136
d
Energo-Pro A/S ,
Senior Note, 144A, 8.5%, 2/04/27 ....................... Czech Republic 350,000 333,371
k
Senior Note, 144A, 11%, 11/02/28 ....................... Czech Republic 200,000 201,194
d
Kosmos Energy Ltd. , Senior Note , 144A, 7.75% , 5/01/27 ........ Ghana 350,000 315,017
d
MC Brazil Downstream Trading SARL , Senior Secured Note , 144A,
7.25% , 6/30/31 ..................................... Brazil 531,438 378,451
d
Tullow Oil plc , Senior Secured Note , 144A, 10.25% , 5/15/26 ..... Ghana 420,000 361,087
1,688,256
Passenger Airlines 0.7%
d
Pegasus Hava Tasimaciligi A/S , Senior Note , 144A, 9.25% , 4/30/26 Turkey 300,000 302,004
Real Estate Management & Development 0.1%
d,e
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 1,180,000 57,289
Water Utilities 0.5%
d
Aegea Finance SARL , Senior Note , 144A, 9% , 1/20/31 ......... Brazil 200,000 199,628
Wireless Telecommunication Services 1.1%
d
Telecommunications Services of Trinidad & Tobago Ltd. , Senior
Secured Note , 144A, 8.875% , 10/18/29 ...................
Trinidad and
Tobago 570,000 479,529
Total Corporate Bonds (Cost $12,904,542) ......................................
5,442,964

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Loan Participations and Assignments 1.8%
a,c,e
Alfa Bank AO Via Alfa Bond Issuance plc , Sub. Bond , 144A, 5.95%
to 4/14/25, FRN thereafter , 4/15/30 ....................... Russia 1,000,000 $ —
Global Distressed Alpha Fund III LP ,
a,c,f,j,l
PIK, 12%, Perpetual .................................. United States 1,616,807 745,364
Total Loan Participations and Assignments (Cost $2,325,096) ....................
745,364
Foreign Government and Agency Securities 61.4%
d
Angola Government Bond ,
Senior Bond, 144A, 8%, 11/26/29 ........................ Angola 300,000 240,074
Senior Bond, 144A, 8.75%, 4/14/32 ...................... Angola 1,250,000 976,222
Argentina Government Bond , Senior Note , 1% , 7/09/29 .........
Argentina 150,490 40,796
d
Armenia Government Bond , Senior Bond , 144A, 3.95% , 9/26/29 .. Armenia 870,000 701,219
d
Benin Government Bond , Senior Bond , 144A, 4.875% , 1/19/32 ... Benin 650,000 EUR 515,961
Brazil Notas do Tesouro Nacional , F , 10% , 1/01/29 ............
Brazil 7,500,000 BRL 1,405,278
d
Cameroon Government Bond , Senior Bond , 144A, 5.95% , 7/07/32 Cameroon 750,000 EUR 512,260
Colombia Government Bond , Senior Bond , 9.85% , 6/28/27 ......
Colombia 2,700,000,000 COP 620,377
d
Costa Rica Government Bond , Senior Bond , 144A, 7.158% , 3/12/45 Costa Rica 300,000 281,093
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 13.625%, 2/03/33 .................... Dominican
Republic 47,000,000 DOP 944,047
Senior Bond, 144A, 6.4%, 6/05/49 ....................... Dominican
Republic 400,000 315,356
d
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 ..................... Egypt 500,000 287,430
Senior Bond, 144A, 7.5%, 2/16/61 ....................... Egypt 700,000 348,222
d
El Salvador Government Bond , Senior Bond , Reg S, 7.65% , 6/15/35 El Salvador 1,170,000 824,686
d
Ethiopia Government Bond , Senior Bond , 144A, 6.625% , 12/11/24 Ethiopia 1,350,000 856,962
d
Gabon Government Bond ,
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 300,000 213,248
Senior Bond, 144A, 7%, 11/24/31 ........................ Gabon 750,000 534,070
d
Grenada Government Bond , Senior Bond , 144A, 7% , 5/12/30 .... Grenada 782,814 691,616
d
Honduras Government Bond , Senior Bond , 144A, 5.625% , 6/24/30 Honduras 495,000 415,430
d
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 ...... Iraq 1,029,375 918,372
d
Istanbul Metropolitan Municipality , Senior Note , 144A, 10.75% ,
4/12/27 ........................................... Turkey 450,000 460,350
d
Ivory Coast Government Bond , Senior Bond , 144A, 4.875% , 1/30/32 Ivory Coast 1,000,000 EUR 802,096
d
Jordan Government Bond ,
Senior Bond, 144A, 5.85%, 7/07/30 ...................... Jordan 600,000 509,310
Senior Note, 144A, 7.5%, 1/13/29 ....................... Jordan 400,000 373,395
Kazakhstan MEOKAM , 14.5% , 4/28/25 .....................
Kazakhstan 400,000,000 KZT 849,965
Kazakhstan MEUKAM , Senior Note , 9.5% , 1/30/24 ............
Kazakhstan 12,642,000 KZT 26,739
Mexican Bonos Desarr Fixed Rate ,
M, 7.75%, 5/29/31 ................................... Mexico 10,000,000 MXN 483,507
M, 8%, 11/07/47 ..................................... Mexico 15,600,000 MXN 702,515

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
d
Mozambique Government Bond , 144A, 5% to 9/15/23, 9% thereafter ,
9/15/31 ........................................... Mozambique 500,000 $ 388,350
d
North Macedonia Government Bond , Senior Note , 144A, 6.96% ,
3/13/27 ...........................................
Macedonia, the
Former Yugoslav
Republic of 300,000 EUR 322,061
d
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 . Pakistan 850,000 421,923
Peru Bonos de la Tesoreria , Senior Bond , 5.4% , 8/12/34 ........
Peru 2,200,000 PEN 478,447
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 .............
Mexico 700,000 516,580
d
Provincia de Neuquen Argentina , Senior Secured Bond , Reg S,
8.625% , 5/12/30 ..................................... Argentina 301,477 296,201
d
Romania Government Bond , Senior Note , Reg S, 1.375% , 12/02/29 Romania 1,300,000 EUR 1,073,512
d,e
Saderea DAC , Senior Secured Bond , Reg S, 12.5% , 11/30/26 .... Ghana 465,160 187,227
d
Serbia Government Bond , Senior Bond , 144A, 1.5% , 6/26/29 .... Serbia 1,320,000 EUR 1,084,122
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 21,597,000 ZAR 917,203
d,e
Suriname Government Bond , Senior Note , 144A, 12.875% , 12/30/23 Suriname 1,400,000 1,282,400
Tunisia Government Bond , Senior Bond , 4.2% , 3/17/31 .........
Tunisia 190,000,000 JPY 557,146
d,e
Ukraine Government Bond , Senior Bond , 144A, 7.375% , 9/25/34 . Ukraine 2,600,000 661,848
Uruguay Government Bond ,
Senior Bond, 8.25%, 5/21/31 ........................... Uruguay 50,036,000 UYU 1,143,682
Senior Bond, 9.75%, 7/20/33 ........................... Uruguay 2,500,000 UYU 62,345
d
Uzbekistan Government Bond , Senior Note , 144A, 14% , 7/19/24 .. Uzbekistan 12,320,000,000 UZS 1,006,051
Total Foreign Government and Agency Securities (Cost $32,235,893) ..............
26,249,694
U.S. Government and Agency Securities 1.1%
U.S. Treasury Notes , 0.125%, 2/15/24 ......................
United States 481,000 473,698
Total U.S. Government and Agency Securities (Cost $473,798) ....................
473,698
Supranational 6.7%
Asian Development Bank ,
Senior Note, 13.6%, 4/17/24 ........................... Supranational
m
157,000,000 HUF 440,224
Senior Note, 8.175%, 9/15/24 ........................... Supranational
m
1,050,000 PLN 253,596
d
Senior Note, Reg S, 8.3%, 10/18/24 ...................... Supranational
m
1,900,000 PLN 461,400
European Bank for Reconstruction & Development ,
Senior Note, 6.17%, 3/10/25 ........................... Supranational
m
15,750,000,000 IDR 991,154
European Investment Bank , Senior Note , 8.5% , 12/01/23 .......
Supranational
m
2,000,000 GEL 733,790
Total Supranational (Cost $2,787,313) ..........................................
2,880,164
Shares
a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 275,106 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $81,383,132) ................................
40,779,450
a
Short Term Investments 3.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 1.4%
n
Hungary Treasury Bills, 4/30/24 ........................... Hungary 122,300,000 HUF 325,394
n
Kazakhstan MEKKAM ,
1/20/24 ........................................... Kazakhstan 97,358,000 KZT 201,312

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At October 31, 2023, the Fund had the following forward exchange contracts outstanding.
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
n
Kazakhstan MEKKAM, (continued)
4/07/24 ........................................... Kazakhstan 27,500,000 KZT $ 54,962
256,274
Total Foreign Government and Agency Securities (Cost $599,590) ................
581,668
Shares
a a a
Money Market Funds 1.6%
o,p
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 692,161 692,161
Total Money Market Funds (Cost $692,161) .....................................
692,161
Total Short Term Investments (Cost $1,291,751 ) .................................
1,273,829
a
Total Investments (Cost $82,674,883) 98.4% ....................................
$42,053,279
Other Assets, less Liabilities 1.6% .............................................
708,479
Net Assets 100.0% ...........................................................
$42,761,758
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2023, the aggregate value of these securities was $27,994,847, representing 65.5% of net assets.
e
Defaulted security or security for which income has been deemed uncollectible.
f
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
g
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
h
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
i
Principal amount of security is adjusted for inflation.
j
Income may be received in additional securities and/or cash.
k
A portion or all of the security purchased on a delayed delivery basis.
l
Perpetual security with no stated maturity date.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
The security was issued on a discount basis with no stated coupon rate.
o
See Note 4 regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Buy 1,560,000 1,652,747 12/13/23 $ 3,079 $ (2,192)
Euro ............. CITI Sell 8,340,000 8,957,459 12/13/23 116,874 —
Japanese Yen ...... RBCCM Sell 95,000,000 652,518 12/13/23 21,351 —
Turkish Lira ........ CITI Buy 14,500,000 481,184 2/15/24 — (13,510)
Total Forward Exchange Contracts ................................................... $141,304 $(15,702)
Net unrealized appreciation (depreciation) ............................................ $125,601

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviation s on page 15 .
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Global Trust
Schedule of Investments (unaudited), October 31, 2023
Franklin International Growth Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 100.8%
Aerospace & Defense 4.4%
MTU Aero Engines AG ................................. Germany 250,000 $ 46,984,738
Air Freight & Logistics 3.7%
DSV A/S ............................................ Denmark 260,000 38,851,336
Biotechnology 7.2%
CSL Ltd. ............................................ United States 254,000 37,536,240
a
Genmab A/S ......................................... Denmark 137,000 38,724,266
76,260,506
Broadline Retail 4.1%
a
MercadoLibre, Inc. .................................... Brazil 35,300 43,798,122
Capital Markets 10.2%
Deutsche Boerse AG ................................... Germany 130,000 21,395,517
Intermediate Capital Group plc ........................... United Kingdom 2,821,497 44,911,818
Macquarie Group Ltd. .................................. Australia 405,000 41,626,657
107,933,992
Chemicals 7.1%
DSM-Firmenich AG .................................... Switzerland 410,000 37,165,359
Sika AG ............................................ Switzerland 160,000 38,287,431
75,452,790
Containers & Packaging 3.5%
SIG Group AG ....................................... Switzerland 1,700,000 37,477,336
Entertainment 4.8%
CTS Eventim AG & Co. KGaA ............................ Germany 838,933 50,789,337
Financial Services 0.6%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 10,000 6,744,222
Health Care Equipment & Supplies 10.6%
Alcon, Inc. ........................................... Switzerland 515,000 36,859,703
Asahi Intecc Co. Ltd. ................................... Japan 2,400,000 40,323,656
Cochlear Ltd. ........................................ Australia 230,000 35,250,273
112,433,632
Hotels, Restaurants & Leisure 3.7%
Amadeus IT Group SA ................................. Spain 685,860 39,140,258
IT Services 7.1%
Keywords Studios plc .................................. Ireland 2,330,000 36,990,383
a
Shopify, Inc., A ....................................... Canada 800,000 37,752,000
74,742,383
Life Sciences Tools & Services 5.2%
a
Evotec SE ........................................... Germany 2,250,000 38,898,918
Tecan Group AG ...................................... Switzerland 56,000 16,115,936
55,014,854
Machinery 2.5%
Interroll Holding AG .................................... Switzerland 9,941 26,206,738
Pharmaceuticals 2.3%
Daiichi Sankyo Co. Ltd. ................................. Japan 950,000 24,493,369
Professional Services 3.4%
Experian plc ......................................... United States 1,200,000 36,399,092
Semiconductors & Semiconductor Equipment 5.7%
ASML Holding NV ..................................... Netherlands 74,000 44,478,705

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See A bbreviations o n page 15 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Disco Corp. .......................................... Japan 90,000 $ 15,892,865
60,371,570
Software 11.9%
a
CyberArk Software Ltd. ................................. United States 220,813 36,133,839
a
Kinaxis, Inc. ......................................... Canada 354,700 34,636,194
a
Monday.com Ltd. ...................................... United States 110,000 14,298,900
a
Nice Ltd., ADR ....................................... Israel 265,000 40,902,750
125,971,683
Trading Companies & Distributors 2.8%
RS Group plc ........................................ United Kingdom 3,600,000 29,702,636
Total Common Stocks (Cost $1,036,679,652) ....................................
1,068,768,594
Short Term Investments 3.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.0%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 32,344,835 32,344,835
Total Money Market Funds (Cost $32,344,835) ..................................
32,344,835
Total Short Term Investments (Cost $32,344,835 ) ................................
32,344,835
a
Total Investments (Cost $1,069,024,487) 103.8% ................................
$1,101,113,429
Other Assets, less Liabilities (3.8)% ...........................................
(40,353,896)
Net Assets 100.0% ...........................................................
$1,060,759,533
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2023, the value of this security was
$6,744,222, representing 0.6% of net assets.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment
Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S.Generally Accepted Accounting
Principles (U.S.GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At October 31, 2023, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
1,000,000
Alfa Bank AO Via Alfa Bond Issuance plc, Sub. Bond,
144A, 5.95% to 4/14/25, FRN thereafter, 4/15/30 ... 11/21/19 $ 1,005,945 $ —
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 — —
4,424,861 Global Distressed Alpha Fund III LP .............. 10/11/12 - 1/22/16 4,600,000 —
1,616,807
Global Distressed Alpha Fund III LP, PIK, 12%,
Perpetual ................................ 12/28/16 -10/30/23 1,319,151 745,364
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg S, Zero Cpn .,
2/05/09 .................................. 10/12/09 - 10/13/11 3,100,000 —
Total Restricted Securities (Value is 1.7% of Net Assets) .............. $10,458,474 $745,364
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the same issuer, valued at $- as of October 31, 2023.
2. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
October 31, 2023, investments in affiliated management investment companies were as follows:
5. Investments in Alternative Strategies (FT) Ltd. (FT Subsidiary)
Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At October 31, 2023, the FT Subsidiary investments as well as any other assets and liabilities of the
FT Subsidiary are reflected in the Fund’s Consolidated Schedule of Investments. At October 31, 2023, the net assets of the
FT Subsidiary were $1,204,176, representing 2.8% of the Fund’s consolidated net assets. The Fund’s investment in the FT
Subsidiary is limited to 25% of consolidated assets.
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $2,020,126 $6,741,038 $(8,069,003) $— $— $692,161 692,161 $23,204
Total Affiliated Securities ... $2,020,126 $6,741,038 $(8,069,003) $— $— $692,161 $23,204
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $45,691,958 $162,123,861 $(175,470,984) $— $— $32,344,835 32,344,835 $351,955
Total Affiliated Securities ... $45,691,958 $162,123,861 $(175,470,984) $— $— $32,344,835 $351,955

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
a
$ —
Warrants :
Financial Services ...................... — 838,700 437,369 1,276,069
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds ................... — 3,031,956 679,541
a
3,711,497
Corporate Bonds :
Banks ............................... — 846,882 — 846,882
Broadline Retail ....................... — — —
a
—
Chemicals ........................... — 384,223 — 384,223
Electric Utilities ........................ — 356,134 — 356,134
Food Products ........................ — 568,954 — 568,954
Metals & Mining ....................... — 560,065 — 560,065
Oil, Gas & Consumable Fuels ............. — 1,688,256 — 1,688,256
Passenger Airlines ..................... — 302,004 — 302,004
Real Estate Management & Development .... — 57,289 — 57,289
Water Utilities ......................... — 199,628 — 199,628
Wireless Telecommunication Services ....... — 479,529 — 479,529
Loan Participations and Assignments ......... — — 745,364
b
745,364
Foreign Government and Agency Securities .... — 26,249,694 — 26,249,694
U.S. Government and Agency Securities ....... — 473,698 — 473,698
Supranational ........................... — 2,880,164 — 2,880,164
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 692,161 581,668 — 1,273,829
Total Investments in Securities ........... $692,161 $39,498,844 $1,862,274 $42,053,279
Other Financial Instruments:
Forward exchange contracts ............... $— $141,304 $— $141,304
Total Other Financial Instruments ......... $— $141,304 $— $141,304
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $15,702 $— $15,702
Total Other Financial Instruments ......... $— $15,702 $— $15,702
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 46,984,738 — 46,984,738
Air Freight & Logistics ................... — 38,851,336 — 38,851,336
Biotechnology ......................... — 76,260,506 — 76,260,506
Broadline Retail ....................... 43,798,122 — — 43,798,122
Capital Markets ........................ — 107,933,992 — 107,933,992
Chemicals ........................... — 75,452,790 — 75,452,790
Containers & Packaging ................. — 37,477,336 — 37,477,336
Entertainment ......................... — 50,789,337 — 50,789,337
Financial Services ...................... — 6,744,222 — 6,744,222
Health Care Equipment & Supplies ......... — 112,433,632 — 112,433,632
Hotels, Restaurants & Leisure ............. — 39,140,258 — 39,140,258
IT Services ........................... 37,752,000 36,990,383 — 74,742,383
Life Sciences Tools & Services ............ — 55,014,854 — 55,014,854
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2023, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2023, are as follows:
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Machinery ............................ $ — $ 26,206,738 $ — $ 26,206,738
Pharmaceuticals ....................... — 24,493,369 — 24,493,369
Professional Services ................... — 36,399,092 — 36,399,092
Semiconductors & Semiconductor Equipment . — 60,371,570 — 60,371,570
Software ............................. 125,971,683 — — 125,971,683
Trading Companies & Distributors .......... — 29,702,636 — 29,702,636
Short Term Investments ................... 32,344,835 — — 32,344,835
Total Investments in Securities ........... $239,866,640 $861,246,789
c
$— $1,101,113,429
a
Includes financial instruments determined to have no value.
b
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at  October 31, 2023.
c
Includes foreign securities valued at $861,246,789, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Financial Services ... —
c
— — — — — — — —
c
—
Warrants :
Financial Services ... 231,480 — — — — — — 205,889 437,369 205,889
Private Limited Partnership
Funds :
Capital Markets ..... —
c
— — — — — — — —
c
—
Quasi-Sovereign Bonds : 741,927
c
— (37,821) — — — (4,573) (19,992) 679,541
c
(25,290)
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Loan Participations and
Assignments : 662,105
c
21,227 — — — 30 — 62,002 745,364
c
62,002
Escrows and Litigation
Trusts : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $1,635,512 $21,227 $(37,821) $— $— $30 $(4,573) $247,899 $1,862,274 $242,601
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and
Assignments
........
$745,364 Recovery value Discount for lack of
marketability
30.0% Decrease
PIK note coverage 65.9% Increase
Quasi-Sovereign Bonds:
Financial Services
....
679,541 Discounted cash flow Discount rate 12.0% Decrease
Warrants:
Financial Services
...
437,369 Recovery value Discount for lack of
marketability
60.0% Decrease
Implied recovery 10.4% Increase
All other
............
—
b
Total
...............
$1,862,274
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes financial instruments determined to have no value.
Counterparty
CITI
Citibank NA
RBCCM
Royal Bank of Canada
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
GEL
Georgian Lari
HUF
Hungarian Forint
IDR
Indonesian Rupiah
JPY
Japanese Yen
KZT
Kazakhstani Tenge
MXN
Mexican Peso
PEN
Peruvian Nuevo Sol
PLN
Polish Zloty
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.